Intangible Asset, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Intangible Asset, Net [Abstract]
Amortization expense		$ 8,074	$ 915,155